Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Capitalized interest	$ 65,492	$ 44,951	$ 57,761
Interest expense	228,933	148,763	105,283
Weighted average interest rate	6.40%	4.20%	4.50%
Available amount of loan facility	$ 450,000
Commitment fee percentage	1.40%
Debt insrument frequency of periodic payment	quarterly basis